Discontinued Operations and Disposals (Details) - Schedule of Disposal Group Held for Sale £ in Thousands	12 Months Ended
Dec. 31, 2022 GBP (£)
Schedule Of Disposal Group Held For Sale Abstract
Property, plant and equipment	£ 39,369
Right-of-use assets	878
Intangible assets	1,729
Inventory	7,865
Trade and other receivables	3,522
Cash and cash equivalents	12,442
Assets held for sale	65,805
Trade and other payables	(4,504)
Loans and borrowings	(29,062)
Lease liabilities	(1,003)
Provisions	(5,033)
Liabilities associated with assets held for sale	(39,602)
Net assets directly associated with disposal group	£ 26,203